Reverse Recapitalization - Narrative (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 20, 2023 USD ($)	Dec. 31, 2023 USD ($) person	Dec. 31, 2023 USD ($) person	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Gain (loss) on reverse recapitalization				$ 18,200
Transaction expenses		$ 13,000		31,236	$ 3,277	$ 0
Fair value adjustment of warrants				$ 8,376
Public and Private Warrants
Restructuring Cost and Reserve [Line Items]
Gain (loss) on issuance of warrants			$ (5,200)
Fair value adjustment of warrants	$ 4,300
AON Inc.
Restructuring Cost and Reserve [Line Items]
Number of board of managers designated by company | person			3	3
AON Common Unit
Restructuring Cost and Reserve [Line Items]
Number of board of managers designated by majority common unit holders | person			2	2